Document And Entity Information	9 Months Ended
	Sep. 30, 2012	Jan. 11, 2013 Common Class A [Member]	Jan. 11, 2013 Common Class B [Member]
Entity Registrant Name	Graystone Co
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		381,221,678	5,000,000
Amendment Flag	true
Amendment Description	The Graystone Company, Inc. is filing this Amendment No. 1 of Form 10-Q/A to our Form 10-Q for the three month period ended September 30, 2012 to reflect the restatement of our previously issued condensed consolidated financial statements. The Company, while preparing its 10-K, discovered a simple typographical error for the par value of its Class A Common Stock occurred for the 3 months ending September 30, 2012. The par value was incorrectly calculated by the auditors to be $.001 while the actual par value is $.0001. The par value for the Company’s Class B and Preferred Stock are $.001. No other changes were made to the financial statements. This Form 10-Q/A should be read in conjunction with our filings made with the Securities and Exchange Commission. In addition, currently dated certifications from our Chief Executive Officer and Chief Financial Officer have been included as exhibits to this amendment.
Entity Central Index Key	0001510524
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3